Summary of financial information of joint venture (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Current assets	$ 27,753		$ 8,188		$ 35,687
Non-current assets	2,048		896		2,634
TOTAL ASSETS	29,801		9,084		38,321
Current liabilities	4,931		5,125		6,339
Non-current liabilities			91
TOTAL LIABILITIES	4,931		5,216		6,339
Joint venture's equity	24,870		3,868	$ (7,422)	31,982
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	29,801		9,084		38,321
Revenue	9,725	$ 12,506	8,950	8,667
Net loss	(13,570)	(17,449)	(18,675)	(12,869)
Net income (loss)	(13,570)	(17,449)	(18,675)	$ (12,869)
Joint Venture [Member]
Defined Benefit Plan Disclosure [Line Items]
Current assets	1,807		462		2,324
Non-current assets	5,721		7,945		7,357
TOTAL ASSETS	7,528		8,407		9,681
Current liabilities	7,087		2,846		9,114
Non-current liabilities	1,290		6,002		1,659
TOTAL LIABILITIES	8,377		8,848		10,773
Joint venture's equity	(849)		(441)		(1,092)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,528		8,407		$ 9,681
Revenue	1,249	1,607	1,618
Cost of revenue		(1,078)	(1,475)
Cost of revenue	(838)
Gross profit	411	529	143
Net loss	(506)	(650)	(433)
Net income (loss)	$ (506)	$ (650)	$ (433)